The February 28, 2023 Form N-CEN for J.P. Morgan Exchange-Traded Fund Trust is being amended to update item C.7.h for all funds covered in this filing, item C.7.n.i for JPMorgan BetaBuilder 1-5 Year U.S. Aggregate Bond ETF, JPMorgan BetaBuilders MSCI U.S. REIT ETF,
JPMorgan BetaBuilders U.S. Aggregate Bond ETF, JPMorgan Municipal
ETF, JPMorgan Ultra-Short Income ETF, JPMorgan Ultra-Short Municipal Income ETF; Item C.7.n.vi for JPMorgan Core Plus Bond ETF, JPMorgan International Bond Opportunities ETF, JPM Morgan Municipal ETF, JPMorgan Ultra-Short Income ETF, JPMorgan Ultra-Short Municipal Income ETF; item C.16 for JPMorgan International Bond Opportunities ETF; and item C.17 for all funds covered in this filing with the exception of JPMorgan Municipal ETF, JPMorgan Ultra-Short Income ETF and
JPMorgan Ultra-Short Municipal Income ETF. There are no other changes to its prior filing.